Accrued Liabilities and Other Current Liabilities - Schedule of Accrued Liabilities and Other Current Liabilities (Parenthetical) (Details) - Dec. 31, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Unpaid cash consideration	¥ 16,788	$ 2,434
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Unpaid cash consideration	¥ 16,788